CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME
Net income	$ 3,356,061	$ 4,064,501
Other comprehensive income (loss):
Unrealized gains (losses) on securities available for sale arising during the period	(4,226,053)	15,485
Reclassification adjustment for realized gains included in income	(359,138)	(167,978)
Tax effect	1,696,592	56,423
Total other comprehensive loss	(2,888,599)	(96,070)
Comprehensive income	$ 467,462	$ 3,968,431